UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21400

Investment Company Act File Number

Eaton Vance Tax-Advantaged Dividend Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

November 30, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Dividend Income Fund

November 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 89.3%

Security	Shares	Value
Aerospace & Defense — 1.2%
United Technologies Corp.(1)	172,248	$18,554,555

		$18,554,555

Air Freight & Logistics — 1.6%
C.H. Robinson Worldwide, Inc.(1)	322,631	$24,148,930

		$24,148,930

Auto Components — 1.3%
Goodyear Tire & Rubber Co. (The)(1)	675,462	$20,729,929

		$20,729,929

Banks — 10.2%
First Republic Bank(1)	34,213	$2,802,045
JPMorgan Chase & Co.(1)	765,491	61,369,413
KeyCorp	1,247,180	21,588,686
U.S. Bancorp(1)	373,453	18,530,738
Wells Fargo & Co.(1)	1,019,079	53,929,661

		$158,220,543

Beverages — 0.6%
PepsiCo, Inc.	86,404	$8,649,040

		$8,649,040

Biotechnology — 0.4%
Biogen, Inc.(2)	21,398	$6,292,510

		$6,292,510

Capital Markets — 5.2%
Charles Schwab Corp. (The)	399,867	$15,458,858
Credit Suisse Group AG(1)	1,180,614	15,703,531
Credit Suisse Group AG(1)(3)	118,062	1,570,361
E*TRADE Financial Corp.(2)	230,458	7,953,106
Goldman Sachs Group, Inc. (The)(1)	127,820	28,029,648
Lazard, Ltd., Class A	308,085	11,969,102

		$80,684,606

Chemicals — 1.5%
PPG Industries, Inc.(1)	242,833	$23,294,970

		$23,294,970

Containers & Packaging — 1.0%
International Paper Co.	325,308	$15,849,006

		$15,849,006

Diversified Telecommunication Services — 3.0%
Verizon Communications, Inc.(1)	937,577	$46,785,092

		$46,785,092

Electric Utilities — 3.9%
NextEra Energy, Inc.(1)	284,092	$32,451,829
PG&E Corp.(1)	465,948	27,397,743

		$59,849,572

Electrical Equipment — 1.5%
Hubbell, Inc.(1)	207,641	$23,313,931

		$23,313,931

Electronic Equipment, Instruments & Components — 0.3%
CDW Corp.	98,244	$5,034,023

		$5,034,023

Security	Shares	Value
Energy Equipment & Services — 3.5%
Halliburton Co.	395,934	$21,020,136
Oceaneering International, Inc.	350,633	9,344,370
Schlumberger, Ltd.(1)	275,605	23,164,600

		$53,529,106

Equity Real Estate Investment Trusts (REITs) — 4.0%
Equity Residential(1)	291,697	$17,504,737
Federal Realty Investment Trust(1)	120,694	16,947,851
Public Storage	47,694	9,982,354
Simon Property Group, Inc.	97,630	17,539,230

		$61,974,172

Food & Staples Retailing — 1.1%
Kroger Co. (The)(1)	511,203	$16,511,857

		$16,511,857

Food Products — 1.9%
General Mills, Inc.(1)	269,314	$16,411,995
Kellogg Co.(1)	180,437	12,991,464

		$29,403,459

Health Care Equipment & Supplies — 1.4%
Zimmer Biomet Holdings, Inc.(1)	206,156	$20,999,050

		$20,999,050

Health Care Providers & Services — 0.8%
Aetna, Inc.	94,012	$12,300,530

		$12,300,530

Household Durables — 0.9%
Whirlpool Corp.	90,373	$14,680,190

		$14,680,190

Household Products — 0.8%
Procter & Gamble Co. (The)	158,028	$13,030,989

		$13,030,989

Industrial Conglomerates — 3.5%
General Electric Co.(1)	1,756,187	$54,020,312

		$54,020,312

Insurance — 4.4%
Alleghany Corp.(1)(2)	14,245	$8,090,448
American Financial Group, Inc.(1)	154,023	12,665,311
Chubb, Ltd.(1)	256,125	32,784,000
WR Berkley Corp.(1)	250,255	15,463,257

		$69,003,016

Internet Software & Services — 2.5%
Alphabet, Inc., Class C(1)(2)	29,539	$22,391,744
eBay, Inc.(1)(2)	603,409	16,780,804

		$39,172,548

IT Services — 1.5%
Visa, Inc., Class A(1)	305,174	$23,596,054

		$23,596,054

Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.(1)	82,977	$11,625,907

		$11,625,907

Machinery — 2.1%
Caterpillar, Inc.(1)	243,102	$23,230,827
Trinity Industries, Inc.	308,375	8,569,741

		$31,800,568

Multi-Utilities — 1.9%
Sempra Energy(1)	294,576	$29,398,685

		$29,398,685

Security	Shares	Value
Oil, Gas & Consumable Fuels — 9.5%
Anadarko Petroleum Corp.	187,491	$12,965,003
Chevron Corp.(1)	452,360	50,465,282
EOG Resources, Inc.(1)	262,698	26,931,799
Exxon Mobil Corp.(1)	119,911	10,468,230
Occidental Petroleum Corp.(1)	429,318	30,636,132
Pioneer Natural Resources Co.	86,478	16,520,757

		$147,987,203

Pharmaceuticals — 8.6%
Allergan PLC(1)(2)	73,819	$14,343,032
Eli Lilly & Co.(1)	134,108	9,001,329
Johnson & Johnson(1)	461,978	51,418,151
Pfizer, Inc.(1)	1,373,784	44,153,418
Zoetis, Inc.	273,031	13,755,302

		$132,671,232

Semiconductors & Semiconductor Equipment — 2.6%
Intel Corp.(1)	944,182	$32,763,115
NXP Semiconductors NV(2)	74,387	7,375,471

		$40,138,586

Specialty Retail — 2.3%
Home Depot, Inc. (The)(1)	172,057	$22,264,176
L Brands, Inc.	100,703	7,071,364
Sally Beauty Holdings, Inc.(2)	242,726	6,356,994

		$35,692,534

Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.(1)	255,674	$28,257,090

		$28,257,090

Tobacco — 1.8%
Altria Group, Inc.(1)	433,936	$27,741,528

		$27,741,528

Total Common Stocks (identified cost $1,233,157,667)		$1,384,941,323

Preferred Stocks — 13.2%

Security	Shares	Value
Banks — 6.6%
AgriBank FCB, 6.875% to 1/1/24(4)	92,513	$10,002,968
CoBank ACB, Series F, 6.25% to 10/1/22(4)	94,700	9,943,500
Farm Credit Bank of Texas, 6.75% to 9/15/23(4)	13,800	1,466,250
Farm Credit Bank of Texas, Series 1, 10.00%	4,678	5,672,075
First Tennessee Bank NA, 3.75%(5)(6)	4,660	3,215,255
Huntington Bancshares, Inc., Series A, 8.50% (Convertible)	5,590	7,826,279
IBERIABANK Corp., Series C, 6.60% to 5/1/26(4)	208,950	5,378,373
KeyCorp, Series A, 7.75% (Convertible)	81,279	11,013,304
People’s United Financial, Inc., Series A, 5.625% to 12/15/26(4)	101,350	2,533,750
Regions Financial Corp., Series A, 6.375%	234,918	5,910,537
SunTrust Banks, Inc., Series E, 5.875%	330,358	8,116,896
Texas Capital Bancshares, Inc., 6.50%	274,290	6,975,195
Texas Capital Bancshares, Inc., Series A, 6.50%	39,158	986,390
Webster Financial Corp., Series E, 6.40%	317,662	7,944,727
Wells Fargo & Co., Series L, 7.50% (Convertible)	12,588	15,135,433

		$102,120,932

Capital Markets — 0.4%
Goldman Sachs Group, Inc. (The), Series N, 6.30%	75,650	$1,941,935
KKR & Co., LP, Series A, 6.75%	100,200	2,587,164
State Street Corp., Series D, 5.90% to 3/15/24(4)	78,938	2,012,130

		$6,541,229

Security	Shares	Value
Consumer Finance — 0.6%
Discover Financial Services, Series B, 6.50%	357,557	$9,124,855

		$9,124,855

Diversified Financial Services — 0.7%
KKR Financial Holdings, LLC, Series A, 7.375%	435,261	$11,295,023

		$11,295,023

Electric Utilities — 1.2%
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	88,403	$2,131,396
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	168,192	3,772,547
NextEra Energy Capital Holdings, Inc., Series K, 5.25%	235,000	5,177,050
Southern Co. (The), 6.25%	316,040	8,100,105

		$19,181,098

Equity Real Estate Investment Trusts (REITs) — 0.8%
DDR Corp., Series J, 6.50%	250,000	$6,260,000
DDR Corp., Series K, 6.25%	129,500	3,192,175
Vornado Realty Trust, Series K, 5.70%	146,527	3,526,905

		$12,979,080

Food Products — 1.0%
Dairy Farmers of America, Inc., 7.875%(5)	94,450	$9,843,465
Ocean Spray Cranberries, Inc., 6.25%(5)	57,835	5,051,529

		$14,894,994

Insurance — 0.2%
American Overseas Group, Ltd., Series A, 7.50% to 12/15/16(4)(8)	13,000	$2,600,000

		$2,600,000

Machinery — 0.5%
Stanley Black & Decker, Inc., 5.75%	326,494	$8,103,581

		$8,103,581

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	59,547	$1,393,400

		$1,393,400

Pipelines — 0.4%
NuStar Logistics LP, 7.625% to 1/15/18(4)	275,412	$7,003,727

		$7,003,727

Thrifts & Mortgage Finance — 0.7%
Elmira Savings Bank, 8.998% to 12/31/17(4)	4,750	$4,512,500
EverBank Financial Corp., Series A, 6.75%	229,983	5,876,066

		$10,388,566

Total Preferred Stocks (identified cost $206,610,848)		$205,626,485

Corporate Bonds & Notes — 18.0%

Security	Principal Amount (000’s omitted)	Value
Banks — 7.1%
Australia and New Zealand Banking Group, Ltd., 6.75% to 6/15/26(4)(5)(7)	$1,540	$1,633,647
Banco do Brasil SA, 9.00% to 6/18/24(4)(5)(7)	3,602	3,327,348
Bank of America Corp., Series AA, 6.10% to 3/17/25(4)(7)	14,160	14,184,780
Barclays PLC, 8.25% to 12/15/18(4)(7)	5,364	5,474,364
Caixa Economica Federal, 7.25% to 7/23/19, 7/23/24(4)(5)	6,118	5,864,409
Citigroup, Inc., Series T, 6.25% to 8/15/26(4)(7)	10,536	10,838,910
Credit Agricole SA, 7.875% to 1/23/24(4)(5)(7)	4,515	4,467,073
Deutsche Bank AG, 7.50% to 4/30/25(4)(7)	6,180	5,222,100
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(4)(7)	1,113	1,118,565
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20(4)(7)	18,157	18,383,962
Lloyds Banking Group PLC, 7.50% to 6/27/24(4)(7)	17,301	17,690,272

Security	Principal Amount (000’s omitted)	Value
M&T Bank Corp., Series F, 5.125% to 11/1/26(4)(7)	$4,260	$4,121,550
PNC Financial Services Group, Inc. (The), Series S, 5.00% to 11/1/26(4)(7)	2,530	2,460,425
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(4)(7)	4,493	4,122,328
Standard Chartered PLC, 7.014% to 7/30/37(4)(5)(7)	4,097	4,291,608
Zions Bancorporation, Series I, 5.80% to 9/15/23(4)(7)	1,243	1,196,388
Zions Bancorporation, Series J, 7.20% to 9/15/23(4)(7)	4,767	4,993,432

		$109,391,161

Capital Markets — 2.3%
Goldman Sachs Group, Inc. (The), Series M, 5.375% to 5/10/20(4)(7)	$9,190	$9,120,983
Morgan Stanley, Series J, 5.55% to 7/15/20(4)(7)	12,780	12,811,950
UBS Group AG, 6.875% to 8/7/25(4)(7)(9)	13,656	13,254,104

		$35,187,037

Diversified Financial Services — 1.0%
Cadence Financial Corp., 4.875%, 6/28/19(5)	$7,086	$6,767,130
Leucadia National Corp., 6.625%, 10/23/43	7,238	7,090,374
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(4)(5)	3,129	2,293,870

		$16,151,374

Electric Utilities — 2.5%
AES Gener SA, 8.375% to 6/18/19, 12/18/73(4)(5)	$11,310	$11,790,675
AES Panama SA, 6.00%, 6/25/22(5)	2,039	2,100,170
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(4)	14,560	15,506,400
NextEra Energy Capital Holdings, Inc., Series D, 7.30% to 9/1/17, 9/1/67(4)	8,815	8,792,962

		$38,190,207

Energy Equipment & Services — 0.0%(10)
Abengoa Finance S.A.U., 7.75%, 2/1/20(5)(11)	$7,369	$294,760

		$294,760

Food Products — 0.8%
Land O’ Lakes, Inc., 8.00%(5)(7)	$12,295	$12,848,275

		$12,848,275

Insurance — 1.8%
Genworth Financial, Inc., 7.625%, 9/24/21	$1,138	$1,064,030
MetLife, Inc., 6.40%, 12/15/66	5,200	5,642,000
Voya Financial, Inc., 5.65% to 5/15/23, 5/15/53(4)	6,275	6,188,719
XLIT, Ltd., Series E, 6.50% to 4/15/17(4)(7)	18,604	14,232,060

		$27,126,809

Metals & Mining — 0.5%
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(4)(5)	$6,865	$7,628,731

		$7,628,731

Multi-Utilities — 0.3%
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(4)	$4,430	$4,551,825

		$4,551,825

Oil, Gas & Consumable Fuels — 0.1%
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24(4)(5)(7)(11)	$11,599	$840,928

		$840,928

Pipelines — 0.3%
Transcanada Trust, Series 16-A, 5.875% to 8/15/26(4)	$5,005	$5,192,687

		$5,192,687

Telecommunications — 1.1%
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20(4)(5)(7)	$20,316	$17,776,500

		$17,776,500

Thrifts & Mortgage Finance — 0.2%
Flagstar Bancorp, Inc., 6.125%, 7/15/21(5)	$3,310	$3,444,310

		$3,444,310

Total Corporate Bonds & Notes (identified cost $295,534,040)		$278,624,604

Exchange-Traded Funds — 4.0%

Security	Shares	Value
Equity Funds — 4.0%
iShares U.S. Preferred Stock ETF	1,648,850	$61,798,898

Total Exchange-Traded Funds (identified cost $64,784,370)		$61,798,898

Short-Term Investments — 2.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.69%(12)	35,479,990	$35,487,086

Total Short-Term Investments (identified cost $35,487,086)		$35,487,086

Total Investments — 126.8% (identified cost $1,835,574,011)		$1,966,478,396

Other Assets, Less Liabilities — (26.8)%		$(415,463,924)

Net Assets — 100.0%		$1,551,014,472

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)	Non-income producing security.

(3)	Security was acquired in a private offering and may be resold on a designated offshore securities market pursuant to Regulation S under the Securities Act of 1933.

(4)	Security converts to floating rate after the indicated fixed-rate coupon period.

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2016, the aggregate value of these securities is $103,479,683 or 6.7% of the Fund’s net assets.

(6)	Variable rate security. The stated interest rate represents the rate in effect at November 30, 2016.

(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(8)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At November 30, 2016, the aggregate value of these securities is $13,254,104 or 0.9% of the Fund’s net assets.

(10)	Amount is less than 0.05%.

(11)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(12)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2016. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2016 was $50,594.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	87.8%	$1,727,350,869
United Kingdom	1.6	31,578,572
Switzerland	1.6	30,527,996
Canada	1.1	20,699,087
Colombia	0.9	17,776,500
Ireland	0.7	14,232,060
Bermuda	0.6	11,969,102
Chile	0.6	11,790,675
Brazil	0.5	10,032,685
Australia	0.5	9,262,378
Netherlands	0.4	7,375,471
Germany	0.3	5,222,100
France	0.2	4,467,073
Panama	0.1	2,100,170
Spain	0.0 (1)	294,760
Exchange-Traded Funds	3.1	61,798,898

Total Investments	100.0%	$1,966,478,396

(1)	Amount is less than 0.05%.

The Fund did not have any open financial instruments at November 30, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,839,081,581

Gross unrealized appreciation	$194,664,952
Gross unrealized depreciation	(67,268,137)

Net unrealized appreciation	$127,396,815

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Consumer Discretionary	$71,102,653	$—		$—	$71,102,653
Consumer Staples	95,336,873	—		—	95,336,873
Energy	201,516,309	—		—	201,516,309
Financials	290,634,273	17,273,892		—	307,908,165
Health Care	183,889,229	—		—	183,889,229
Industrials	151,838,296	—		—	151,838,296
Information Technology	136,198,301	—		—	136,198,301
Materials	39,143,976	—		—	39,143,976
Real Estate	61,974,172	—		—	61,974,172
Telecommunication Services	46,785,092	—		—	46,785,092
Utilities	89,248,257	—		—	89,248,257
Total Common Stocks	$1,367,667,431	$17,273,892	**	$—	$1,384,941,323

Asset Description	Level 1	Level 2	Level 3*	Total
Preferred Stocks
Consumer Staples	$—	$14,894,994	$—	$14,894,994
Energy	7,003,727	—	—	7,003,727
Financials	104,658,057	34,812,548	2,600,000	142,070,605
Industrials	8,103,581	—	—	8,103,581
Real Estate	12,979,080	—	—	12,979,080
Utilities	20,574,498	—	—	20,574,498
Total Preferred Stocks	$153,318,943	$49,707,542	$2,600,000	$205,626,485
Corporate Bonds & Notes	$—	$278,624,604	$—	$278,624,604
Exchange-Traded Funds	61,798,898	—	—	61,798,898
Short-Term Investments	—	35,487,086	—	35,487,086
Total Investments	$1,582,785,272	$381,093,124	$2,600,000	$1,966,478,396

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended November 30, 2016 is not presented. At November 30, 2016, investments having a value of $63,536,862 at August 31, 2016 were transferred from Level 2 to Level 1 during the fiscal year to date then ended. The change in level designation is due to the availability of closing prices on an exchange for certain preferred equity securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management. While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Fund’s investment in Cash Reserves Fund reflected the Fund’s proportionate interest in its net assets and the Fund recorded its pro rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Dividend Income Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	January 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	January 23, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 23, 2017